PRIVATE PLACEMENT (Details) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 17, 2021	Dec. 31, 2020	Dec. 31, 2021
Private Placement [Abstract]
Proceeds from private placement of warrants		$ 0	$ 6,000,000
Class A Ordinary Share [Member]
Private Placement [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1
Private Placement [Member]
Private Placement [Abstract]
Proceeds from private placement of warrants	$ 6,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Abstract]
Warrants issued (in shares)	6,000,000
Share price (in dollars per share)	$ 1.00
Proceeds from private placement of warrants	$ 6,000,000
Excess of fair value of warrants over purchase price			$ 2,400,000
Private Placement [Member] | Private Placement Warrants [Member] | Class A Ordinary Share [Member]
Private Placement [Abstract]
Number of shares issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.50